Pension Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Pension Plans and Similar Obligations
Schedule of Total Expense of Defined Benefit Pension Plans

€ millions	2023	2022	2021
Defined contribution plans	381	425	328
Defined benefit pension plans	57	22	62
Pension expenses	438	447	390

Schedule of Present Value of the defined Benefit obligations (DBO) and the Fair value of the Plan Assets

	Domestic Plans		Foreign Plans		Other Foreign Post-		Total
€ millions					Employment Plans
	2023	2022	2023	2022	2023	2022	2023	2022
Present value of the DBO	1,060	949	686	577	256	211	2,002	1,737
Fair value of the plan assets	1,063	953	672	579	98	91	1,833	1,623
Net defined benefit liability (asset)[1]	0	0	64	57	158	120	222	177
Thereof: Net defined benefit asset	0	0	-17	-16	-63	0	-79	-16
Net defined benefit liability	0	0	80	73	221	120	301	193

Net defined benefit asset as % of / Non-current other financial assets	0	0	0	0	1	0	1	0
Net defined benefit liability as % of / Non-current provisions	0	0	19	20	51	33	69	54

¹ After the effects of the asset ceiling

Schedule of Actuarial Assumptions

Percent	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Discount rate	3.5	4.2	1.2	2.0	2.6	0.5	5.3	5.5	3.1

Schedule of Sensitivity Analysis

€ millions	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Present value of all defined benefit obligations if:
Discount rate was 50 basis points higher	1,015	908	1,134	649	505	626	247	203	203	1,911	1,616	1,964
Discount rate was 50 basis points lower	1,108	993	1,260	727	562	714	266	219	223	2,101	1,774	2,196

Schedule of Plan Asset Allocation

€ millions	2023		2022
	Quoted in an	Not Quoted in an	Quoted in an	Not Quoted in an
	Active Market	Active Market	Active Market	Active Market
Total plan assets	714	1,120	611	1,012
Thereof: Asset category
Equity investments	190	0	170	0
Corporate bonds	233	0	190	0
Insurance policies	59	1,120	41	1,012